Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
Deferred tax asset resulting from:	December 31, 2016	December 31, 2015
Net operating loss	$25,050,750	$24,806,175
Research and development tax credits	2,896,079	2,593,792
Capitalized research and development costs	13,568,440	11,900,122

Subtotal	41,515,269	39,300,089
Less valuation allowance	(41,515,269)	(39,300,089)

Net deferred tax asset	$—	$—